Subsequent Events (Table) (Details) - Subsequent Event $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
ING
Subsequent Event [Line Items]
Inception	Mar. 29, 2020
Expiry	Mar. 29, 2026
Fixed Rate	0.70%
Average Annual amortization	$ 1,200
ING | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	29,960
ING | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 17,650
DNB
Subsequent Event [Line Items]
Inception	Mar. 30, 2020
Expiry	Sep. 28, 2023
Fixed Rate	0.64%
Average Annual amortization	$ 6,000
DNB | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	128,910
DNB | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 51,020
SEB
Subsequent Event [Line Items]
Inception	Mar. 30, 2020
Expiry	Sep. 28, 2023
Fixed Rate	0.63%
Average Annual amortization	$ 2,400
SEB | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	51,570
SEB | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 20,410
ING
Subsequent Event [Line Items]
Inception	Apr. 02, 2020
Expiry	Oct. 02, 2025
Fixed Rate	0.70%
Average Annual amortization	$ 1,900
ING | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	19,690
ING | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 9,840
ING
Subsequent Event [Line Items]
Inception	Apr. 02, 2020
Expiry	Oct. 02, 2025
Fixed Rate	0.70%
Average Annual amortization	$ 1,900
ING | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	19,690
ING | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 9,840
ING
Subsequent Event [Line Items]
Inception	Apr. 03, 2020
Expiry	Apr. 03, 2023
Fixed Rate	0.68%
Average Annual amortization	$ 300
ING | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	16,160
ING | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 12,740
SEB
Subsequent Event [Line Items]
Inception	Apr. 30, 2020
Expiry	Jan. 30, 2025
Fixed Rate	0.73%
Average Annual amortization	$ 2,700
SEB | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	29,440
SEB | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 19,250
SEB
Subsequent Event [Line Items]
Inception	Apr. 30, 2020
Expiry	Jan. 30, 2025
Fixed Rate	0.73%
Average Annual amortization	$ 2,700
SEB | Maximum
Subsequent Event [Line Items]
Amortizing Notional amount	29,440
SEB | Minimum
Subsequent Event [Line Items]
Amortizing Notional amount	$ 19,250